Accounts and transactions with related parties (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Current payables to related parties	$ 34,282,408	$ 26,208,319
Representaciones Chile Beer Kevin Michael Szot E.I.R.L [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	52,000,721-0
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current payables to related parties	$ 17,283	$ 8,836
Representaciones Chile Beer Kevin Michael Szot E.I.R.L [Member] | Loan [Member]
Statement [Line Items]
Country of incorporation		Chile
Description of nature of related party relationship		Loan
Canal 13 SpA. [Member] | Services received [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services received	Services received
Canal 13 SpA. [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,115,132-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 279,560	$ 254,330
Hapag-Lloyd Chile SpA. [Member] | Services received [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services received	Services received
Hapag-Lloyd Chile SpA. [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,380,217-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 7,138	$ 20,858
DiWatts SA [Member] | Purchase of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,455,830-8
Country of incorporation	Chile
Description of nature of related party relationship	Related joint venture shareholder
Current payables to related parties	$ 302,729	$ 202,828
Inversiones Ro Elqui SpA [Member] | Loan [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Loan	Loan
Inversiones Ro Elqui SpA [Member] | Loan [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,486,051-9
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Current payables to related parties	$ 0	$ 25,694
Saam Logistics SA [Member] | Services received [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services received	Services received
Saam Logistics SA [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,729,932-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 157,287	$ 168,431
Cerveceria Kunstmann Ltda. [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	77,051,330-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Current payables to related parties	$ 996	$ 5,157
Comercial Patagona Ltda. [Member] | Services received [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services received	Services received
Comercial Patagona Ltda. [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	77,755,610-K
Country of incorporation	Chile
Description of nature of related party relationship	Subsidiary of joint venture
Current payables to related parties	$ 311,959	$ 103,521
Servipag Ltda. [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	78,053,790-6
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 1,173	$ 1,553
Inversiones PFI Chile Ltda. [Member] | Services received [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services received	Services received
Inversiones PFI Chile Ltda. [Member] | Purchase of products [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Purchase of products	Purchase of products
Inversiones PFI Chile Ltda. [Member] | Purchase of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	78,259,420-6
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of joint operation
Current payables to related parties	$ 1,147,715	$ 1,693,360
Cooperativa Agricola Control Pisquero de Elqui y Limari Ltda. [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current payables to related parties	$ 2,090	1,015
Watts SA [Member] | Royalty [Member] | USD [Member]
Statement [Line Items]
Related Parties Tax ID	84,356,800-9
Country of incorporation	Chile
Description of nature of related party relationship	Related joint venture shareholder
Current payables to related parties	$ 15,995	15,786
Nestle Chile S.A. [Member] | Purchase of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	90,703,000-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current payables to related parties	$ 11,464	13,428
Quinenco S.A. [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	91,705,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Controller's shareholder
Current payables to related parties	$ 10,473	478
Empresa Nacional de Energia Enex S.A. [Member] | Purchase of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	92,011,000-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 95,039	19,531
Servicios Aeroportuarios Aerosan S.A. [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	94,058,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 548	5,067
Inversiones Enex S.A. [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	94,625,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 12,258	$ 0
Empresas Carozzi S.A. [Member] | Purchase of products [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Purchase of products	Purchase of products
Empresas Carozzi S.A. [Member] | Purchase of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,591,040-9
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of joint operation
Current payables to related parties	$ 429,337	$ 215,112
SAAM Extraportuarios S.A. [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,798,520-1
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 16,350	7,604
RDF Media Sp A. [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,810,030-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 2,977	32,576
San Vicente Terminal International SA [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,908,930-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 0	179
San Antonio Terminal Internacional S.A. [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,908,970-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 5,479	17,548
Cerveceria Austral S.A. [Member] | Purchase of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Current payables to related parties	$ 3,277,811	2,234,632
Cerveceria Austral S.A. [Member] | Royalty [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Current payables to related parties	$ 2,058,046	965,010
Banco de Chile [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	97,004,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 193,814	52,495
Central Cervecera de Colombia S.A.S. [Member] | Services received [Member] | USD [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Colombia
Description of nature of related party relationship	Joint venture
Current payables to related parties	$ 1,286	$ 26,483
Ecor Ltda [Member] | Services received [Member]
Statement [Line Items]
Country of incorporation	Bolivia	Bolivia
Description of nature of related party relationship	Services received	Services received
Ecor Ltda [Member] | Services received [Member] | BOB [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Bolivia
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 0	$ 11,466
Emprendimientos Hoteleros S.A.E.C.A [Member] | Services received [Member] | PYG [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 8,160	316
Grafica y Editorial Intersuda S.A. [Member] | Services received [Member] | PYG [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 6,172	0
Heineken Brouwerijen B.V. [Member] | License and technical assistance [Member] | Euros [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 18,424,398	$ 13,195,268
Heineken Brouwerijen B.V. [Member] | Purchase of products [Member]
Statement [Line Items]
Country of incorporation	Netherlands	Netherlands
Description of nature of related party relationship	Purchase of products	Purchase of products
Heineken Brouwerijen B.V. [Member] | Purchase of products [Member] | USD [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 2,992,097	$ 6,250,581
Heineken Brouwerijen B.V. [Member] | Royalty [Member] | Euros [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 3,982,534	129,600
Heineken Brouwerijen B.V. [Member] | Royalty [Member] | USD [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 16,876	0
Heineken Supply Chain B.V [Member] | Purchase of products [Member] | Euros [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 9	105,774
Palemo SA [Member] | Services received [Member] | PYG [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 3,544	2,520
Paulaner Brauerei Gruppe GmbH Co KGaA [Member] | Purchase of products [Member] | USD [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Germany
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 1,800	99,532
Premium Brands S.R.L. [Member] | Purchase of products [Member] | BOB [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Bolivia
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 860	728
Societe des Produits Nestle S.A. [Member] | Royalty [Member] | Other Currencies [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Switzerland
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 84,465	151,871
Tetra Pak Global Distribution S A [Member] | Purchase of products [Member] | USD [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Switzerland
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 0	54,099
Zona Franca Central Cervecera S.A.S. [Member] | Services received [Member] | USD [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Colombia
Description of nature of related party relationship	Joint venture
Current payables to related parties	$ 0	53,305
Fundacin Teletn [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	71,238,300-3
Country of incorporation	Chile
Description of nature of related party relationship	Related to the Company's general manager
Current payables to related parties	$ 208,238	$ 0
Inversiones Punta Brava SA [Member] | Services received [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services received	Services received
Inversiones Punta Brava SA [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,657,690-1
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller
Current payables to related parties	$ 30,487	$ 0
Enex Paraguay S.A.E. [Member] | Purchase of products [Member] | PYG [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Subsidiary related
Current payables to related parties	$ 6,850	0
La Misin S.A. [Member] | Services received [Member] | PYG [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Subsidiary related
Current payables to related parties	$ 439	0
Nestl Waters Marketing Distribution S.A.S. [Member] | Purchase of products [Member] | Euros [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	France
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 502	41,794
Nestl Waters Management Technology S.A.S. [Member] | Services received [Member] | Euros [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	France
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 27,182	19,953
Prana S A [Member] | Services received [Member] | PYG [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Subsidiary related
Current payables to related parties	$ 128,988	$ 0